Consolidated Balance Sheets (Parenthetical) - shares shares in Millions	Dec. 31, 2017	Dec. 31, 2016
Statement of Financial Position [Abstract]
Issued (shares)	421.1	401.5
Outstanding (shares)	421.1	401.5